UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)

Common Stocks 96.8%
Australia 7.9%
AGL Energy Ltd.	13,749	165,704
Alumina Ltd.*	43,039	68,425
Amcor Ltd.	38,705	186,900
AMP Ltd.	65,283	373,786
Aristocrat Leisure Ltd.	11,798	54,342
Arrow Energy Ltd.*	11,979	45,038
Asciano Group*	86,221	125,038
ASX Ltd.	6,107	189,011
Australia & New Zealand Banking Group Ltd.	65,922	1,413,159
AXA Asia Pacific Holdings Ltd.	25,507	97,812
Bendigo & Adelaide Bank Ltd.	6,944	57,411
BHP Billiton Ltd.	107,895	3,565,442

Billabong International Ltd.	3,957	41,689
BlueScope Steel Ltd.	54,962	140,787
Boral Ltd. (a)	21,410	114,536
Brambles Ltd.	48,612	344,887
Caltex Australia Ltd.*	3,811	40,563
CFS Retail Property Trust (REIT)	52,679	93,093
Coca-Cola Amatil Ltd.	20,732	179,168
Cochlear Ltd.	1,919	112,898
Commonwealth Bank of Australia	48,205	2,191,855
Computershare Ltd.	14,173	139,088
Crown Ltd.	16,216	127,227
CSL Ltd.	19,621	577,577
CSR Ltd.	34,883	57,592
Dexus Property Group (REIT)	119,067	88,445
Fairfax Media Ltd.	67,598	102,425
Fortescue Metals Group Ltd.*	41,614	139,446
Foster's Group Ltd.	66,152	322,969
Goodman Fielder Ltd.	5,658	8,337
Goodman Group	176,488	102,811
GPT Group (REIT)	328,818	197,913
Harvey Norman Holdings Ltd.	16,119	60,876
Incitec Pivot Ltd.	54,619	135,791
Insurance Australia Group Ltd.	68,457	227,618
Leighton Holdings Ltd.	5,224	166,090
Lend Lease Corp., Ltd.	12,825	119,397
Lion Nathan Ltd.	12,132	122,537
Macquarie Airports	24,810	61,906
Macquarie Group Ltd.	9,792	504,340
Macquarie Infrastructure Group (Units)	87,106	112,962
Metcash Ltd.	17,900	70,994
Mirvac Group (REIT)	57,476	84,818
National Australia Bank Ltd.	63,721	1,722,350
Newcrest Mining Ltd.	15,742	442,577
OneSteel Ltd.	34,625	91,971
Orica Ltd.	13,155	271,854
Origin Energy Ltd.	29,747	426,289
OZ Minerals Ltd.*	89,203	89,086
Paladin Energy Ltd.*	16,135	63,545
Perpetual Ltd.	1,300	44,567
Qantas Airways Ltd.	37,279	93,857
QBE Insurance Group Ltd.	31,295	661,968
Rio Tinto Ltd.	14,088	732,851
Santos Ltd.	27,989	373,290
Sims Metal Management Ltd.	4,389	87,657
Sonic Healthcare Ltd.	11,087	138,353
Stockland (REIT)	63,628	227,965
Suncorp-Metway Ltd.	43,387	338,281
TABCORP Holdings Ltd.	17,223	108,458
Tatts Group Ltd.	31,041	69,419
Telstra Corp., Ltd.	149,426	430,426
Toll Holdings Ltd.	19,675	147,300
Transurban Group (Units)	41,627	150,220
Wesfarmers Ltd.	32,758	762,800
Wesfarmers Ltd. (PPS)	5,865	137,649
Westfield Group (REIT) (Units)	69,689	848,562

Westpac Banking Corp.	95,012	2,188,998
Woodside Petroleum Ltd.	15,830	724,520
Woolworths Ltd.	40,397	1,040,850
WorleyParsons Ltd.	5,139	134,456

(Cost $14,753,625)		25,682,822
Austria 0.3%
Erste Group Bank AG	5,454	244,041
Oesterreichische Elektrizitaetswirtschafts AG "A"	2,410	122,061
OMV AG	4,838	195,067
Raiffeisen International Bank-Holding AG	1,870	122,071
Telekom Austria AG	10,697	193,041
Vienna Insurance Group	1,160	66,280
Voestalpine AG	4,050	145,043

(Cost $817,637)		1,087,604
Belgium 1.0%
Anheuser-Busch InBev NV	23,211	1,061,339
Belgacom SA	5,241	204,216
Colruyt SA	515	121,077
Compagnie Nationale a Portefeuille	1,055	57,404
Delhaize Group SA	2,938	203,943
Dexia SA*	17,794	164,178
Fortis*	65,458	307,296
Groupe Bruxelles Lambert SA	2,502	231,274
KBC GROEP NV*	4,956	249,521
Mobistar SA	744	51,533
Solvay SA	1,856	192,765
UCB SA	3,721	157,815
Umicore	4,821	144,592

(Cost $3,439,965)		3,146,953
Bermuda 0.1%
Seadrill Ltd.* (Cost $148,908)	9,100	189,766
Channel Islands 0.0%
Randgold Resources Ltd. (Cost $159,049)	2,239	156,473
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $125,743)	16,170	123,951
Denmark 0.9%
A P Moller-Maersk AS "A"	18	121,061
A P Moller-Maersk AS "B"	34	235,307
Carlsberg AS "B"	3,158	229,905
Coloplast AS "B"	812	68,173
Danske Bank AS*	14,086	369,823
DSV AS*	6,480	116,188
H. Lundbeck AS	1,351	28,143
Novo Nordisk AS "B"	14,476	909,226
Novozymes AS "B"	1,560	147,143
Topdanmark AS*	613	92,727
Trygvesta AS	910	69,724
Vestas Wind Systems AS*	6,296	457,356
William Demant Holding AS*	765	56,994

(Cost $1,286,999)		2,901,770

Finland 1.2%
Elisa Oyj	5,062	103,953
Fortum Oyj	13,836	355,203
Kesko Oyj "B"	2,433	81,702
Kone Oyj "B"	5,420	199,509
Metso Corp.	4,186	118,127
Neste Oil Oyj	4,336	80,199
Nokia Oyj	121,107	1,781,079
Nokian Renkaat Oyj	3,100	72,362
Orion Oyj "B"	2,200	40,689
Outokumpu Oyj	4,200	78,917
Pohjola Bank PLC	3,612	41,268
Rautaruukki Oyj	3,222	77,252
Sampo Oyj "A"	13,271	334,396
Sanoma Oyj	1,621	35,836
Stora Enso Oyj "R"*	19,656	137,297
UPM-Kymmene Oyj	16,218	194,392
Wartsila Oyj (a)	2,703	108,529

(Cost $3,086,460)		3,840,710
France 10.0%
Accor SA	4,781	266,323
Aeroports de Paris	992	89,354
Air France-KLM*	5,076	92,488
Air Liquide SA	7,670	872,217
Alcatel-Lucent*	71,866	322,013
Alstom SA	6,587	481,718
Atos Origin SA*	2,155	108,943
AXA SA	49,149	1,329,907
BNP Paribas	26,691	2,134,809
Bouygues SA	7,496	382,038
Bureau Veritas SA	986	55,652
Cap Gemini SA	4,059	212,854
Carrefour SA	19,967	906,499
Casino Guichard-Perrachon SA	1,306	103,988
Christian Dior SA	1,719	170,023
CNP Assurances	1,552	158,181
Compagnie de Saint-Gobain	11,865	617,117
Compagnie Generale de Geophysique-Veritas*	4,575	107,075
Compagnie Generale des Etablissements Michelin "B"	4,496	353,750
Credit Agricole SA	27,616	577,551
DANONE SA	16,577	1,002,845
Dassault Systemes SA	2,049	114,400
Eiffage SA	1,060	67,569
Electricite de France	7,157	425,367
Eramet	158	54,762
Essilor International SA	6,247	356,128
Eurazeo	717	46,951
Eutelsat Communications	2,223	67,699
France Telecom SA	57,844	1,547,245
GDF Suez	38,348	1,714,530
GDF Suez (VVPR Strip)*	2,982	4
Gecina SA (REIT)	556	66,403
Hermes International	1,726	254,892
Icade (REIT)	786	84,220
Iliad SA	250	28,213

Imerys SA	1,220	70,142
JC Decaux SA*	2,519	54,619
Klepierre (REIT)	3,744	148,539
L'Oreal SA	7,665	766,176
Lafarge SA	6,224	556,411
Lagardere SCA	4,589	214,127
Legrand SA	1,432	39,892
LVMH Moet Hennessy Louis Vuitton SA	7,833	788,848
M6 Metropole Television	416	10,949
Natixis*	31,191	188,296
Neopost SA	943	84,664
PagesJaunes Groupe (a)	3,445	44,696
Pernod Ricard SA	6,031	479,683
PPR	2,342	300,589
PSA Peugeot Citroen*	5,297	161,933
Publicis Groupe	3,764	151,216
Renault SA*	5,743	268,608
Safran SA	6,778	127,013
Sanofi-Aventis	33,685	2,473,013
Schneider Electric SA	7,329	743,501
SCOR SE	5,089	139,159
Societe BIC SA	1,073	76,341
Societe Generale	15,046	1,212,415
Societe Television Francaise 1	4,061	71,483
Sodexo	2,959	177,866
Suez Environnement Co.	9,376	214,997
Technip SA	3,621	231,785
Thales SA	3,436	170,529
Total SA	67,996	4,047,906
Unibail-Rodamco SE (REIT)	2,573	535,225
Vallourec SA (a)	1,875	318,008
Veolia Environnement	11,704	449,598
Vinci SA	13,531	766,875
Vivendi	37,371	1,158,860

(Cost $24,459,675)		32,417,690
Germany 7.6%
Adidas AG	6,146	325,359
Allianz SE (Registered)	14,448	1,805,257
BASF SE	29,142	1,542,906
Bayer AG	24,655	1,707,596
Bayerische Motoren Werke (BMW) AG	10,379	501,015
Beiersdorf AG	3,087	181,410
Celesio AG	3,525	97,011
Commerzbank AG*	22,801	289,330
Daimler AG (Registered)	29,340	1,477,422
Deutsche Bank AG (Registered) (b)	18,796	1,443,039
Deutsche Boerse AG	6,082	497,072
Deutsche Lufthansa AG (Registered)	8,159	144,854
Deutsche Post AG (Registered)	27,298	511,465
Deutsche Postbank AG*	2,606	92,189
Deutsche Telekom AG (Registered)	92,300	1,261,958
E.ON AG	61,450	2,609,358
Fraport AG	1,613	85,817
Fresenius Medical Care AG & Co. KGaA	6,095	303,623

Fresenius SE	707	34,820
GEA Group AG	5,622	117,305
Hamburger Hafen und Logistik AG	153	6,893
Hannover Rueckversicherung AG (Registered)*	1,735	79,620
Henkel AG & Co. KGaA	4,406	160,097
Hochtief AG	1,509	115,134
Infineon Technologies AG*	34,412	194,217
K+S AG	4,607	251,417
Linde AG	4,619	501,431
MAN SE	3,279	270,667
Merck KGaA	2,004	199,309
Metro AG	3,518	199,016
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,584	1,050,463
Puma AG	163	54,158
RWE AG	13,623	1,266,864
Salzgitter AG	1,505	144,252
SAP AG	27,904	1,359,667
Siemens AG (Registered)	26,481	2,454,668
Solarworld AG (a)	2,432	59,096
Suedzucker AG	1,621	32,890
ThyssenKrupp AG	11,168	384,659
TUI AG*	6,799	70,200
United Internet AG (Registered)*	2,550	38,519
Volkswagen AG (a)	2,854	468,711
Wacker Chemie AG	468	72,964

(Cost $17,491,939)		24,463,718
Greece 0.6%
Alpha Bank AE*	11,220	207,771
Coca-Cola Hellenic Bottling Co. SA	6,205	165,332
EFG Eurobank Ergasias*	11,209	177,627
Hellenic Petroleum SA	4,312	49,025
Hellenic Telecommunications Organization SA	8,360	138,715
Marfin Investment Group SA*	21,790	94,263
National Bank of Greece SA*	17,601	636,471
OPAP SA	6,919	178,919
Piraeus Bank SA	9,475	176,688
Public Power Corp. SA*	3,486	77,899
Titan Cement Co. SA	1,949	67,569

(Cost $1,601,304)		1,970,279
Hong Kong 2.3%
ASM Pacific Technology Ltd.	5,000	35,246
Bank of East Asia Ltd.	48,794	174,903
BOC Hong Kong (Holdings) Ltd.	119,321	260,878
Cathay Pacific Airways Ltd.*	55,000	86,944
Cheung Kong (Holdings) Ltd.	46,000	579,507
Cheung Kong Infrastructure Holdings Ltd.	10,000	35,826
Chinese Estates Holdings Ltd.	20,143	34,885
CLP Holdings Ltd.	67,774	461,142
Esprit Holdings Ltd.	32,815	220,070
Foxconn International Holdings Ltd.*	78,000	51,711
Genting Singapore PLC*	92,496	72,885
Hang Lung Group Ltd.	25,000	124,079
Hang Lung Properties Ltd.	61,000	223,619
Hang Seng Bank Ltd.	22,400	320,581

Henderson Land Development Co., Ltd.	31,672	202,672
Hong Kong & China Gas Co., Ltd.	131,242	331,191
Hong Kong Aircraft Engineering Co., Ltd.	1,600	19,073
Hong Kong Exchanges & Clearing Ltd.	32,500	583,762
HongKong Electric Holdings Ltd.	40,500	222,180
Hopewell Holdings Ltd.	25,000	78,147
Hutchison Whampoa Ltd.	66,100	473,492
Hysan Development Co., Ltd.	14,243	35,624
Kerry Properties Ltd.	24,432	131,224
Li & Fung Ltd.	69,120	281,926
Lifestyle International Holdings Ltd.	15,000	23,080
Link (REIT)	68,701	151,500
Mongolia Energy Corp., Ltd.*	69,631	24,651
MTR Corp., Ltd.	51,991	179,328
New World Development Co., Ltd.	87,036	183,925
Noble Group Ltd.	38,400	66,138
NWS Holdings Ltd.	22,000	42,651
Orient Overseas International Ltd.	5,900	29,982
Shangri-La Asia Ltd.	52,499	98,905
Sino Land Co., Ltd.	49,198	87,550
Sun Hung Kai Properties Ltd.	44,297	650,390
Swire Pacific Ltd. "A"	27,000	316,838
Television Broadcasts Ltd.	9,000	38,987
Wharf Holdings Ltd.	48,864	257,794
Wheelock & Co., Ltd.	26,000	84,811
Wing Hang Bank Ltd.	6,000	58,986
Yue Yuen Industrial (Holdings) Ltd.	21,000	58,859

(Cost $5,057,841)		7,395,942
Ireland 0.4%
Anglo Irish Bank Corp. PLC	26,763	0
CRH PLC	21,796	604,470
Elan Corp. PLC*	15,766	112,811
Experian PLC	31,761	267,246
Kerry Group PLC "A"	4,107	117,496
Ryanair Holdings PLC*	10,294	51,539

(Cost $1,388,839)		1,153,562
Italy 3.6%
A2A SpA	39,812	78,361
ACEA SpA	2,426	31,785
Alleanza Assicurazioni SpA	15,390	138,911
Assicurazioni Generali SpA	32,061	879,260
Atlantia SpA	7,547	183,103
Autogrill SpA*	3,093	37,435
Banca Carige SpA	20,481	61,222
Banca Monte dei Paschi di Siena SpA	75,057	160,864
Banca Popolare di Milano Scarl	14,402	109,658
Banco Popolare Societa Cooperativa*	22,811	218,991
Enel SpA	211,920	1,345,814
Eni SpA	84,295	2,110,489
EXOR SpA	2,649	49,072
Fiat SpA*	23,079	297,672
Finmeccanica SpA	12,553	222,107
Fondiaria-Sai SpA	2,571	54,158
Intesa Sanpaolo*	245,433	1,086,451

Intesa Sanpaolo (RSP)	34,089	121,373
Italcementi SpA	2,813	43,366
Lottomatica SpA	2,109	47,274
Luxottica Group SpA*	4,890	126,797
Mediaset SpA	23,810	166,953
Mediobanca SpA	16,020	219,264
Mediolanum SpA	6,085	42,416
Parmalat SpA	57,791	160,128
Pirelli & C. SpA*	84,527	45,378
Prysmian SpA	3,800	71,426
Saipem SpA	8,167	245,823
Snam Rete Gas SpA	46,514	226,406
Telecom Italia SpA	313,014	549,910
Telecom Italia SpA (RSP)	185,889	228,642
Terna - Rete Elettrica Nationale SpA	38,013	148,301
UBI Banca - Unione di Banche Italiane ScpA	18,829	289,539
UniCredit SpA*	460,620	1,805,238
Unipol Gruppo Finanziario SpA*	16,413	24,926

(Cost $10,590,133)		11,628,513
Japan 20.7%
ACOM Co., Ltd.	1,170	17,909
Advantest Corp.	5,300	144,766
AEON Co., Ltd.	19,800	188,450
Aeon Credit Service Co., Ltd.	2,730	27,273
AEON Mall Co., Ltd.	1,100	22,689
Aioi Insurance Co., Ltd.	11,000	55,723
Aisin Seiki Co., Ltd.	5,600	135,294
Ajinomoto Co., Inc.	21,000	209,876
Alfresa Holdings Corp.	1,000	40,702
All Nippon Airways Co., Ltd.	25,000	71,668
Amada Co., Ltd.	15,000	100,182
Aozora Bank Ltd.*	12,000	17,235
Asahi Breweries Ltd.	12,100	220,842
Asahi Glass Co., Ltd.	35,000	280,341
Asahi Kasei Corp.	37,000	186,948
ASICS Corp.	3,000	27,704
Astellas Pharma, Inc.	15,200	624,596
Benesse Corp.	2,200	107,533
Bridgestone Corp.	17,900	318,760
Brother Industries Ltd.	6,000	71,908
Canon Marketing Japan, Inc.	2,000	35,235
Canon, Inc.	35,000	1,400,132
Casio Computer Co., Ltd.	9,200	75,065
Central Japan Railway Co.	51	365,980
Chubu Electric Power Co., Inc.	22,200	538,661
Chugai Pharmaceutical Co., Ltd.	6,000	123,927
Chugoku Electric Power Co., Inc.	8,600	189,068
Chuo Mitsui Trust Holdings, Inc.	35,100	128,864
Citizen Holdings Co., Ltd.	9,300	51,827
Cosmo Oil Co., Ltd.	14,000	38,684
Credit Saison Co., Ltd.	6,300	73,663
Dai Nippon Printing Co., Ltd.	20,000	273,666
Daicel Chemical Industries Ltd.	6,000	35,927
Daido Steel Co., Ltd.	8,000	28,868

Daihatsu Motor Co., Ltd.	4,000	40,723
Daiichi Sankyo Co., Ltd.	22,700	468,297
Daikin Industries Ltd.	8,200	293,329
Daito Trust Construction Co., Ltd.	3,000	130,579
Daiwa House Industry Co., Ltd.	16,000	167,676
Daiwa Securities Group, Inc.	53,000	272,651
DeNA Co., Ltd.	6	16,503
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	69,653
Denso Corp.	16,200	470,865
DENTSU, Inc.	6,000	138,687
DIC Corp.	21,000	29,844
Dowa Holdings Co., Ltd.	9,000	54,189
East Japan Railway Co.	10,839	778,380
Eisai Co., Ltd.	8,000	299,827
Electric Power Development Co., Ltd.	4,700	148,799
Elpida Memory, Inc.* (a)	3,100	40,071
FamilyMart Co., Ltd.	2,300	73,995
FANUC Ltd.	5,600	500,329
Fast Retailing Co., Ltd.	1,500	189,129
Fuji Electric Holdings Co., Ltd.	13,000	23,820
Fuji Heavy Industries Ltd.*	14,000	53,898
Fuji Media Holdings, Inc.	21	34,215
Fujifilm Holdings Corp.	16,400	487,716
Fujitsu Ltd.	64,000	414,511
Fukuoka Financial Group, Inc.	26,000	107,329
GS Yuasa Corp.	8,000	72,670
Hakuhodo Dy Holdings, Inc.	500	27,088
Hankyu Hanshin Holdings, Inc.	37,200	178,341
Hikari Tsushin, Inc.	500	10,889
Hino Motors Ltd.	6,000	22,637
Hirose Electric Co., Ltd.	900	101,172
Hisamitsu Pharmaceutical Co., Inc.	1,500	60,633
Hitachi Chemical Co., Ltd.	3,400	68,969
Hitachi Construction Machinery Co., Ltd.	2,700	57,471
Hitachi High-Technologies Corp.	1,000	20,712
Hitachi Ltd.*	114,000	348,563
Hitachi Metals Ltd.	4,000	40,571
Hokkaido Electric Power Co., Inc.	5,400	112,330
Hokuhoku Financial Group, Inc.	52,000	120,905
Hokuriku Electric Power Co.	5,000	127,149
Honda Motor Co., Ltd.	53,000	1,607,065
Hoya Corp.	12,800	300,228
IBIDEN Co., Ltd.	4,200	154,820
Idemitsu Kosan Co., Ltd.	900	73,731
IHI Corp.*	50,000	100,595
INPEX Corp.	26	220,479
Isetan Mitsukoshi Holdings Ltd.	12,120	138,315
Isuzu Motors Ltd.	51,000	106,819
ITO EN Ltd.	1,600	29,605
Itochu Corp.	47,000	308,282
Itochu Techno-Solutions Corp.	800	24,567
J. Front Retailing Co., Ltd.	16,000	95,852
JAFCO Co., Ltd.	600	18,160
Japan Airlines Corp.*	19,000	27,866
Japan Petroleum Exploration Co., Ltd.	500	25,349

Japan Prime Realty Investment Corp. (REIT)	10	24,236
Japan Real Estate Investment Corp. (REIT)	15	122,376
Japan Retail Fund Investment Corp. (REIT)	15	81,398
Japan Steel Works Ltd.	12,000	136,977
Japan Tobacco, Inc.	152	517,603
JFE Holdings, Inc.	16,125	548,013
JGC Corp.	7,000	141,864
JS Group Corp.	9,348	162,920
JSR Corp.	7,200	146,762
JTEKT Corp.	7,100	82,014
Jupiter Telecommunications Co., Ltd.	56	54,187
Kajima Corp.	33,000	84,071
Kamigumi Co., Ltd.	6,000	48,664
Kaneka Corp.	8,000	57,308
Kansai Electric Power Co., Inc.	25,500	616,193
Kansai Paint Co., Ltd.	5,000	38,776
Kao Corp.	18,000	443,736
Kawasaki Heavy Industries Ltd.	51,000	128,516
Kawasaki Kisen Kaisha Ltd.*	22,000	81,111
KDDI Corp.	98	551,252
Keihin Electric Express Railway Co., Ltd.	12,000	101,802
Keio Corp.	16,000	108,790
Keisei Electric Railway Co., Ltd.	5,000	33,084
Keyence Corp.	1,470	312,562
Kikkoman Corp.	7,000	86,623
Kinden Corp.	6,000	50,031
Kintetsu Corp. (a)	46,900	181,394
Kirin Holdings Co., Ltd.	27,000	412,708
Kobe Steel Ltd.*	82,000	142,467
Komatsu Ltd.	27,900	518,084
Konami Corp.	3,600	72,951
Konica Minolta Holdings, Inc.	14,000	131,932
Kubota Corp.	34,000	281,593
Kuraray Co., Ltd.	10,500	113,951
Kurita Water Industries Ltd.	4,400	157,349
Kyocera Corp.	5,500	505,676
Kyowa Hakko Kirin Co., Ltd.	6,910	87,156
Kyushu Electric Power Co., Inc.	11,800	267,026
Lawson, Inc.	1,900	88,313
Leopalace21 Corp.	5,000	39,878
Mabuchi Motor Co., Ltd.	1,200	60,780
Makita Corp.	3,600	113,276
Marubeni Corp.	51,000	255,551
Marui Group Co., Ltd.	10,400	74,193
Maruichi Steel Tube Ltd.	1,000	19,904
Mazda Motor Corp.*	26,000	57,757
Mediceo Paltac Holdings Co., Ltd.	5,100	71,539
MEIJI Holdings Co., Ltd.*	1,900	80,815
Minebea Co., Ltd.	8,000	36,462
Mitsubishi Chemical Holdings Corp.	39,500	162,793
Mitsubishi Corp.	43,800	879,657
Mitsubishi Electric Corp.*	60,000	450,664
Mitsubishi Estate Co., Ltd.	38,000	593,978
Mitsubishi Gas Chemical Co., Inc.	16,000	86,322
Mitsubishi Heavy Industries Ltd.	100,000	376,158

Mitsubishi Logistics Corp.	5,000	60,188
Mitsubishi Materials Corp.*	43,000	117,955
Mitsubishi Motors Corp.*	123,000	201,549
Mitsubishi Rayon Co., Ltd.	17,000	57,700
Mitsubishi Tanabe Pharma Corp.	8,000	106,421
Mitsubishi UFJ Financial Group, Inc.	296,200	1,584,455
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	43,441
Mitsui & Co., Ltd.	55,000	715,804
Mitsui Chemicals, Inc.	24,000	85,188
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	51,493
Mitsui Fudosan Co., Ltd.	28,000	469,323
Mitsui Mining & Smelting Co., Ltd.*	19,000	48,487
Mitsui O.S.K Lines Ltd.	40,000	235,522
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,778	379,438
Mitsumi Electric Co., Ltd.	2,000	42,946
Mizuho Financial Group, Inc.	402,873	796,335
Mizuho Securities Co., Ltd.	12,000	43,234
Mizuho Trust & Banking Co., Ltd.*	37,000	38,797
Murata Manufacturing Co., Ltd.	6,600	311,113
Namco Bandai Holdings, Inc.	9,050	92,487
NEC Corp.* (a)	56,000	174,353
NGK Insulators Ltd.	7,000	161,149
NGK Spark Plug Co., Ltd.	6,000	75,837
NHK Spring Co., Ltd.	3,000	24,733
Nidec Corp.	3,200	259,465
Nikon Corp.	10,000	181,740
Nintendo Co., Ltd.	3,200	818,232
Nippon Building Fund, Inc. (REIT)	16	142,484
Nippon Electric Glass Co., Ltd.	14,000	126,711
Nippon Express Co., Ltd.	25,000	100,996
Nippon Meat Packers, Inc.	5,000	63,956
Nippon Mining Holdings, Inc.	32,500	158,344
Nippon Oil Corp.	41,000	228,484
Nippon Paper Group, Inc.	2,900	83,559
Nippon Sheet Glass Co., Ltd.	16,000	53,168
Nippon Steel Corp.	166,000	601,437
Nippon Telegraph & Telephone Corp.	16,738	772,654
Nippon Yusen Kabushiki Kaisha	34,000	130,891
NIPPONKOA Insurance Co., Ltd.	21,000	130,545
Nishi-Nippon City Bank Ltd.	16,000	40,398
Nissan Chemical Industries Ltd.	4,000	57,377
Nissan Motor Co., Ltd.*	83,300	559,434
Nisshin Seifun Group, Inc.	5,000	69,579
Nisshin Steel Co., Ltd.	29,000	51,418
Nisshinbo Holdings, Inc.	3,000	31,667
Nissin Foods Holdings Co., Ltd.	2,600	99,696
Nitori Co., Ltd.	700	59,518
Nitto Denko Corp.	4,800	145,994
NOK Corp.	3,300	48,891
Nomura Holdings, Inc.	80,200	489,962
Nomura Real Estate Holdings, Inc.	1,800	29,176
Nomura Real Estate Office Fund, Inc. (REIT)	6	39,800
Nomura Research Institute Ltd.	3,800	90,333
NSK Ltd.	17,000	104,719
NTN Corp.	15,000	61,830

NTT Data Corp.	39	124,450
NTT DoCoMo, Inc.	504	803,129
NTT Urban Development Corp.	25	22,814
Obayashi Corp.	21,000	91,619
OBIC Co., Ltd.	200	33,896
Odakyu Electric Railway Co., Ltd.	19,000	171,049
Oji Paper Co., Ltd.	25,000	112,543
Olympus Corp.	7,000	184,269
Omron Corp.	6,400	120,244
Ono Pharmaceutical Co., Ltd.	3,300	171,102
Onward Holdings Co., Ltd.	4,000	29,625
Oracle Corp.	1,100	48,836
Oriental Land Co., Ltd.	1,800	126,635
ORIX Corp.	3,400	206,723
Osaka Gas Co., Ltd.	61,000	213,930
OSAKA Titanium Technologies Co., Ltd.	400	11,348
Otsuka Corp.	300	17,841
Panasonic Corp.	63,914	935,153
Panasonic Electric Works Co., Ltd.	11,000	130,543
Promise Co., Ltd.*	2,700	14,660
Rakuten, Inc.	236	156,880
Resona Holdings, Inc.	15,900	204,320
Ricoh Co., Ltd.	21,000	302,840
Rinnai Corp.	800	37,623
ROHM Co., Ltd.	3,500	243,446
Sankyo Co., Ltd.	1,500	93,643
Santen Pharmaceutical Co., Ltd.	2,000	73,498
Sanyo Electric Co., Ltd.* (a)	50,000	117,492
Sapporo Hokuyo Holdings, Inc.	8,000	28,258
Sapporo Holdings Ltd.	5,000	25,407
SBI Holdings, Inc.	656	128,399
Secom Co., Ltd.	6,500	325,773
Sega Sammy Holdings, Inc.	6,000	78,087
Seiko Epson Corp.	3,300	49,261
Sekisui Chemical Co., Ltd.	14,000	80,807
Sekisui House Ltd.	14,000	125,390
Seven & I Holdings Co., Ltd.	25,600	610,214
Seven Bank Ltd.	10	24,685
Sharp Corp.	31,000	341,930
Shikoku Electric Power Co., Inc.	5,600	170,838
Shimadzu Corp.	6,000	43,224
Shimamura Co., Ltd.	1,000	98,306
Shimano, Inc.	2,500	107,463
Shimizu Corp.	18,000	70,354
Shin-Etsu Chemical Co., Ltd.	13,400	819,037
Shinko Electric Industries Co., Ltd.	1,000	17,598
Shinsei Bank Ltd.*	42,000	64,004
Shionogi & Co., Ltd.	9,000	212,556
Shiseido Co., Ltd.	10,000	174,169
Showa Denko KK (a)	34,000	68,763
Showa Shell Sekiyu KK	5,000	54,444
SMC Corp.	1,800	220,180
Softbank Corp.	22,200	484,673
Sojitz Corp.	36,300	68,417
Sompo Japan Insurance, Inc.	31,000	206,771

Sony Corp.	33,100	968,150
Sony Financial Holdings, Inc.	27	77,282
Square Enix Holdings Co., Ltd.	1,300	35,204
Stanley Electric Co., Ltd.	6,200	124,715
Sumco Corp.	4,600	103,778
Sumitomo Chemical Co., Ltd.	49,000	202,490
Sumitomo Corp.	35,100	358,599
Sumitomo Electric Industries Ltd.	23,200	300,953
Sumitomo Heavy Industries Ltd.*	20,000	96,569
Sumitomo Metal Industries Ltd.	115,000	280,519
Sumitomo Metal Mining Co., Ltd.	17,000	276,812
Sumitomo Mitsui Financial Group, Inc.	28,896	1,000,309
Sumitomo Realty & Development Co., Ltd.	12,000	217,359
Sumitomo Rubber Industries Ltd.	6,600	61,746
Sumitomo Trust & Banking Co., Ltd.	44,000	231,325
Suzuken Co., Ltd.	1,900	65,484
Suzuki Motor Corp.	11,200	260,209
T&D Holdings, Inc.	6,100	163,602
Taiheiyo Cement Corp.*	29,000	38,584
Taisei Corp.	29,000	57,142
Taisho Pharmaceutical Co., Ltd.	5,000	101,051
Taiyo Nippon Sanso Corp.	7,000	82,797
Takashimaya Co., Ltd.	12,000	95,368
Takeda Pharmaceutical Co., Ltd.	24,100	1,003,916
TDK Corp.	3,600	206,355
Teijin Ltd.	30,000	92,951
Terumo Corp.	5,900	323,126
The 77 Bank Ltd.	8,000	45,566
The Bank of Ikeda Ltd.*	536	25,616
The Bank of Kyoto Ltd.	12,000	109,952
The Bank of Yokohama Ltd.	38,000	184,863
The Chiba Bank Ltd.	28,000	172,371
The Chugoku Bank Ltd.	4,000	50,450
The Furukawa Electric Co., Ltd.	24,000	96,776
The Gunma Bank Ltd.	10,000	54,778
The Hachijuni Bank Ltd.	13,258	73,385
The Hiroshima Bank Ltd.	12,000	49,310
The Iyo Bank Ltd.	6,000	53,964
The Joyo Bank Ltd.	28,000	136,851
The Shizuoka Bank Ltd.	20,000	210,118
The Suruga Bank Ltd.	6,000	56,457
THK Co., Ltd.	3,300	64,093
Tobu Railway Co., Ltd.	28,000	171,044
Toho Co., Ltd.	4,300	72,897
Toho Gas Co., Ltd.	11,000	50,172
Tohoku Electric Power Co., Inc.	12,500	278,176
Tokio Marine Holdings, Inc.	23,300	673,506
Tokuyama Corp.	8,000	58,436
Tokyo Broadcasting System, Inc.	1,800	30,463
Tokyo Electric Power Co., Inc.	40,000	1,049,056
Tokyo Electron Ltd.	5,300	335,006
Tokyo Gas Co., Ltd.	73,000	302,889
Tokyo Steel Manufacturing Co., Ltd.	4,400	53,564
Tokyo Tatemono Co., Ltd.	12,000	58,102
Tokyu Corp.	39,000	186,406

Tokyu Land Corp.	16,000	63,591
TonenGeneral Sekiyu KK	9,000	87,647
Toppan Printing Co., Ltd.	15,000	141,187
Toray Industries, Inc.	41,000	246,901
Toshiba Corp.*	123,000	639,762
Tosoh Corp.	15,000	37,726
TOTO Ltd.	10,000	62,217
Toyo Seikan Kaisha Ltd.	5,000	95,738
Toyo Suisan Kaisha Ltd.	2,000	54,192
Toyoda Gosei Co., Ltd.	1,300	37,671
Toyota Boshoku Corp.	1,400	27,325
Toyota Industries Corp.	5,200	141,687
Toyota Motor Corp.	87,400	3,439,709
Toyota Tsusho Corp.	8,800	131,911
Trend Micro, Inc.	3,000	111,497
Tsumura & Co.	1,400	50,401
Ube Industries Ltd.	29,000	75,939
Unicharm Corp.	1,400	132,767
UNY Co., Ltd.	5,000	37,228
Ushio, Inc.	4,000	69,255
USS Co., Ltd.	800	47,354
West Japan Railway Co.	53	200,558
Yahoo! Japan Corp.	460	155,404
Yakult Honsha Co., Ltd.	3,000	79,624
Yamada Denki Co., Ltd.	2,690	182,443
Yamaguchi Financial Group, Inc.	6,000	62,055
Yamaha Corp.	5,000	58,893
Yamaha Motor Co., Ltd.	7,400	90,444
Yamato Holdings Co., Ltd.	12,000	195,827
Yamato Kogyo Co., Ltd.	800	22,369
Yamazaki Baking Co., Ltd.	5,000	67,486
Yaskawa Electric Corp.	6,000	42,979
Yokogawa Electric Corp.	6,000	52,708

(Cost $62,471,826)		66,940,732
Luxembourg 0.5%
ArcelorMittal	26,957	1,006,048
Millicom International Cellular SA (SDR)*	2,000	146,359
SES (FDR)	9,503	215,695
Tenaris SA (c)	14,644	260,885

(Cost $1,363,264)		1,628,987
Malta 0.0%
BGP Holdings PLC* (Cost $0)	328,818	0
Mexico 0.0%
Fresnillo PLC (Cost $50,758)	4,652	57,365
Netherlands 4.3%
Aegon NV*	49,752	423,860
Akzo Nobel NV	7,598	471,304
ASML Holding NV	13,955	411,518
Corio NV (REIT)	1,310	90,381
European Aeronautic Defence & Space Co.	10,912	245,197
Fugro NV (CVA)	2,062	119,294
Heineken Holding NV	3,745	152,718

Heineken NV	7,597	350,494
ING Groep NV (CVA)*	62,077	1,109,210
James Hardie Industries NV*	11,685	80,531
Koninklijke (Royal) KPN NV	54,115	898,048
Koninklijke (Royal) Philips Electronics NV	31,653	771,565
Koninklijke Ahold NV	37,802	454,860
Koninklijke Boskalis Westminster NV	1,619	55,399
Koninklijke DSM NV	4,630	193,324
QIAGEN NV*	7,204	152,932
Randstad Holding NV*	3,337	144,470
Reed Elsevier NV	19,459	219,773
Royal Dutch Shell PLC "A"	113,157	3,223,727
Royal Dutch Shell PLC "B"	86,066	2,391,105
SBM Offshore NV	4,735	100,874
TNT NV	12,054	324,062
Unilever NV (CVA)	52,230	1,507,728
Wolters Kluwer NV	8,458	181,005

(Cost $11,735,938)		14,073,379
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	44,848
Contact Energy Ltd.*	10,746	44,646
Fletcher Building Ltd.	19,694	118,436
Sky City Entertainment Group Ltd.	17,085	40,093
Telecom Corp. of New Zealand Ltd.	70,098	134,666

(Cost $334,489)		382,689
Norway 0.6%
DnB NOR ASA*	22,850	265,214
Norsk Hydro ASA*	23,800	159,026
Orkla ASA	24,120	227,832
Renewable Energy Corp. AS*	8,136	72,022
StatoilHydro ASA	35,117	789,217
Telenor ASA*	28,000	325,094
Yara International ASA	5,850	183,872

(Cost $954,133)		2,022,277
Portugal 0.3%
Banco Comercial Portugues SA (Registered)	68,071	100,762
Banco Espirito Santo SA (Registered)	19,733	140,089
Brisa Auto-Estradas de Portugal SA	9,843	97,045
CIMPOR - Cimentos de Portugal, SGPS, SA	9,328	77,122
EDP - Energias de Portugal SA	56,695	259,795
Galp Energia, SGPS, SA "B"	5,655	97,771
Jeronimo Martins, SGPS, SA	7,291	63,876
Portugal Telecom, SGPS, SA (Registered)	19,000	201,487

(Cost $834,245)		1,037,947
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	39,200	53,323
CapitaLand Ltd.	79,125	207,122
CapitaMall Trust (REIT)	89,870	117,273
City Developments Ltd.	16,000	116,150
ComfortDelGro Corp., Ltd.	80,000	90,965
Cosco Corp., (Singapore) Ltd.	20,000	16,871
DBS Group Holdings Ltd.	53,272	498,573

Fraser & Neave Ltd.	37,488	104,889
Golden Agri-Resources Ltd.	215,373	65,150
Jardine Cycle & Carriage Ltd.	3,604	61,790
Keppel Corp., Ltd.	44,500	254,200
Neptune Orient Lines Ltd.	35,000	43,925
Olam International Ltd.	28,898	50,843
Oversea-Chinese Banking Corp., Ltd.	86,240	477,578
SembCorp Industries Ltd.	29,449	70,347
SembCorp Marine Ltd.	26,600	59,524
Singapore Airlines Ltd.	17,670	172,795
Singapore Airport Terminal Services Ltd.	899	1,435
Singapore Exchange Ltd.	30,000	178,226
Singapore Press Holdings Ltd.	46,758	127,429
Singapore Technologies Engineering Ltd.	39,000	75,842
Singapore Telecommunications Ltd.	250,301	574,674
United Overseas Bank Ltd.	37,448	442,950
UOL Group Ltd.	16,544	40,120
Wilmar International Ltd.	41,000	182,767

(Cost $2,589,065)		4,084,761
Spain 4.7%
Abertis Infraestructuras SA	9,787	222,283
Acciona SA	796	108,238
Acerinox SA	5,841	125,778
ACS, Actividades de Construccion y Servicios SA	4,487	234,174
Banco Bilbao Vizcaya Argentaria SA	114,066	2,029,929
Banco de Sabadell SA	30,609	226,470
Banco de Valencia SA	5,608	52,627
Banco Popular Espanol SA	27,567	276,522
Banco Santander SA	259,707	4,195,770
Bankinter SA	9,353	118,121
Cintra Concesiones de Infraestructuras de Transporte SA	7,873	91,696
Criteria Caixacorp SA	26,933	138,411
EDP Renovaveis SA*	6,039	66,417
Enagas	5,709	119,401
Fomento de Construcciones y Contratas SA	1,296	60,726
Gamesa Corp. Tecnologica SA	6,073	136,223
Gas Natural SDG SA	7,966	176,174
Gestevision Telecinco SA	3,997	50,478
Grifols SA	3,866	73,680
Grupo Ferrovial SA	2,461	117,978
Iberdrola Renovables	26,124	128,651
Iberdrola SA	111,477	1,095,633
Iberia Lineas Aereas de Espana SA*	11,243	34,994
Indra Sistemas SA	3,458	86,242
Industria de Diseno Textil SA	6,765	388,528
Mapfre SA	21,937	98,174
Red Electrica Corporacion SA	3,554	181,950
Repsol YPF SA	22,848	622,503
Sacyr Vallehermoso SA	3,525	66,899
Telefonica SA	136,505	3,767,854
Zardoya Otis SA	4,037	87,643

(Cost $9,079,499)		15,180,167
Sweden 2.4%
Alfa Laval AB (a)	10,000	117,540

Assa Abloy AB "B"	12,500	202,888
Atlas Copco AB "A"	22,526	290,938
Atlas Copco AB "B"	13,452	153,806
Electrolux AB "B"*	9,285	212,987
Getinge AB "B"	6,728	113,207
Hennes & Mauritz AB "B"	16,212	911,032
Holmen AB "B"	900	24,812
Husqvarna AB "B"*	18,577	129,192
Investor AB "B"	13,908	254,244
Lundin Petroleum AB*	4,600	37,353
Nordea Bank AB	101,953	1,027,292
Sandvik AB	34,925	386,537
Scania AB "B"	9,600	119,344
Securitas AB "B"	10,591	102,328
Skandinaviska Enskilda Banken AB "A"*	46,054	310,776
Skanska AB "B"	11,700	171,553
SKF AB "B"	13,700	215,467
SSAB AB "A"	6,562	101,488
SSAB AB "B"	937	13,218
Svenska Cellulosa AB "B"	17,398	236,248
Svenska Handelsbanken AB "A"	15,164	387,566
Swedbank AB "A"* (a)	10,800	103,113
Swedish Match AB	9,065	182,507
Tele2 AB "B"	10,300	136,922
Telefonaktiebolaget LM Ericsson "B"	96,179	964,896
TeliaSonera AB	70,030	460,463
Volvo AB "A"	11,100	99,598
Volvo AB "B"	33,700	312,535

(Cost $4,443,857)		7,779,850
Switzerland 7.9%
ABB Ltd. (Registered)*	72,114	1,449,184
Actelion Ltd. (Registered)*	2,742	170,467
Adecco SA (Registered)	3,815	203,133
Aryzta AG*	2,058	83,570
Baloise Holding AG (Registered)	1,529	146,303
Compagnie Financiere Richemont SA "A"	16,187	458,342
Credit Suisse Group AG (Registered)	36,710	2,043,288
Geberit AG (Registered)	1,370	210,615
Givaudan SA (Registered)*	239	179,704
Holcim Ltd. (Registered)	7,606	523,242
Julius Baer Holding AG (Registered)	6,208	310,817
Kuehne & Nagel International AG (Registered)	1,621	141,119
Lindt & Spruengli AG	19	46,176
Lindt & Spruengli AG (Registered)	3	83,424
Logitech International SA (Registered)*	4,867	89,048
Lonza Group AG (Registered)	1,455	158,617
Nestle SA (Registered)	115,224	4,915,428
Nobel Biocare Holding AG	500	16,549
Nobel Biocare Holding AG (Registered)	4,045	134,081
Novartis AG (Registered)	67,137	3,370,310
Pargesa Holding SA (Bearer)	692	59,880
Roche Holding AG (Genusschein)	22,475	3,638,188
Schindler Holding AG	1,409	96,770
SGS SA (Registered)*	167	224,957

Sonova Holding AG (Registered)	1,615	163,045
STMicroelectronics NV	24,790	234,294
Straumann Holding AG (Registered)	150	38,980
Swatch Group AG (Bearer)	1,155	272,628
Swatch Group AG (Registered)	1,800	81,965
Swiss Life Holding AG (Registered)*	1,147	136,022
Swiss Reinsurance Co., Ltd. (Registered)	10,400	470,002
Swisscom AG (Registered)	705	252,519
Syngenta AG (Registered)	3,111	714,223
Synthes, Inc.	1,884	227,243
UBS AG (Registered)*	112,990	2,070,921
Xstrata PLC*	59,121	870,683
Zurich Financial Services AG	4,760	1,134,401

(Cost $16,273,771)		25,420,138
United Kingdom 18.1%
3i Group PLC	32,921	151,989
Admiral Group PLC	5,394	99,840
AMEC PLC	13,043	157,565
Anglo American PLC*	42,794	1,362,267
Antofagasta PLC	12,507	151,675
Associated British Foods PLC	11,446	155,028
AstraZeneca PLC	46,923	2,103,869
Autonomy Corp. PLC*	6,115	159,559
Aviva PLC	87,635	628,234
BAE Systems PLC	112,293	626,679
Balfour Beatty PLC	15,608	80,282
Barclays PLC*	342,665	2,025,151
Berkeley Group Holdings PLC*	3,365	47,710
BG Group PLC	107,571	1,872,097
BHP Billiton PLC	70,526	1,938,194
BP PLC	598,842	5,303,932
British Airways PLC*	20,939	73,942
British American Tobacco PLC	64,745	2,034,813
British Land Co. PLC (REIT)	25,434	193,292
British Sky Broadcasting Group PLC	35,332	323,027
BT Group PLC	240,040	499,317
Bunzl PLC	10,766	109,200
Burberry Group PLC	14,663	118,088
Cable & Wireless	73,524	168,741
Cadbury PLC	42,094	540,199
Cairn Energy PLC*	4,342	193,647
Capita Group PLC	18,148	209,628
Carnival PLC	5,033	171,638
Carphone Warehouse Group PLC	10,867	33,226
Centrica PLC	157,117	632,165
Cobham PLC	35,339	123,691
Compass Group PLC	57,226	350,054
Diageo PLC	81,387	1,250,223
Drax Group PLC	11,388	85,812
Eurasian Natural Resources Corp. (d)	9,285	129,960
FirstGroup PLC	18,841	124,780
Friends Provident Group PLC	73,638	97,939
G4S PLC	42,853	151,253
GlaxoSmithKline PLC	166,171	3,269,925

Hammerson PLC (REIT)	24,266	153,152
Home Retail Group PLC	28,789	125,341
HSBC Holdings PLC	546,824	6,259,918
ICAP PLC	18,409	124,427
Imperial Tobacco Group PLC	33,191	959,040
InterContinental Hotels Group PLC	10,738	139,242
International Power PLC	44,500	205,795
Invensys PLC	24,603	114,785
Investec PLC	11,827	86,605
J Sainsbury PLC	32,526	169,534
Johnson Matthey PLC	6,290	139,418
Kazakhmys PLC	6,659	114,712
Kingfisher PLC	73,210	249,241
Ladbrokes PLC	18,509	55,508
Land Securities Group PLC (REIT)	23,440	234,253
Legal & General Group PLC	183,688	257,926
Liberty International PLC (REIT) (a)	10,479	80,419
Lloyds Banking Group PLC	506,085	840,390
London Stock Exchange Group PLC	5,196	71,196
Lonmin PLC*	4,429	118,902
Man Group PLC	52,821	280,189
Marks & Spencer Group PLC	48,893	283,357
National Grid PLC	79,291	767,427
Next PLC	7,135	205,029
Old Mutual PLC	171,616	274,767
Pearson PLC	25,078	309,005
Petrofac Ltd.	6,580	104,050
Prudential PLC	77,253	743,427
Reckitt Benckiser Group PLC	19,702	962,866
Reed Elsevier PLC	34,016	254,756
Rexam PLC	28,455	118,704
Rio Tinto PLC	43,715	1,875,863
Rolls-Royce Group PLC*	61,825	465,473
Royal Bank of Scotland Group PLC*	540,607	458,125
RSA Insurance Group PLC	97,276	208,232
SABMiller PLC	28,190	680,450
Schroders PLC	3,819	66,797
Scottish & Southern Energy PLC	29,375	550,779
Segro PLC (REIT)	19,539	114,885
Serco Group PLC	16,202	130,811
Severn Trent PLC	7,488	116,157
Shire PLC	16,409	285,016
Smith & Nephew PLC	27,412	245,547
Smiths Group PLC	12,028	170,918
Standard Chartered PLC	63,805	1,573,200
Standard Life PLC	74,863	262,348
Tesco PLC	255,385	1,634,135
The Sage Group PLC	40,586	151,489
Thomas Cook Group PLC	15,210	56,534
Tomkins PLC	28,347	85,552
Tui Travel PLC	14,230	57,937
Tullow Oil PLC	25,717	464,572
Unilever PLC	40,870	1,167,446
United Utilities Group PLC	19,968	145,800
Vedanta Resources PLC	4,718	143,848

Vodafone Group PLC	1,674,440	3,758,149
Whitbread PLC	6,446	125,268
William Morrison Supermarkets PLC	68,605	304,735
Wolseley PLC*	8,334	201,171
WPP PLC	38,959	334,872

(Cost $51,990,827)		58,388,121

Total Common Stocks (Cost $246,529,789)		313,156,166
Preferred Stocks 0.4%
Germany
Fresenius SE	2,361	138,331
Henkel AG & Co. KGaA	6,141	264,901
Porsche Automobil Holding SE	3,155	248,191
RWE AG	1,157	95,237
Volkswagen AG	3,403	396,352

Total Preferred Stocks (Cost $808,750)		1,143,012
Warrants 0.0%
Italy 0.0%
Mediobanca SpA, Expiration Date 3/18/2011* (Cost $0)	15,258	0
Japan 0.0%
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	9,000	2,450
Singapore 0.0%
Golden Agri-Resources Ltd., Expiration Date 7/23/2012* (Cost $0)	12,518	1,314

Total Warrants (Cost $0)		3,764
Rights 0.0%
Belgium 0.0%
Fortis, Expiration Date 7/4/2014* (Cost $0)	80,556	0
France 0.0%
BNP Paribas, Expiration Date 10/13/2009* (Cost $0)	26,691	57,806
Hong Kong 0.0%
Genting Singapore PLC, Expiration Date 10/12/2009* (Cost $0)	18,499	4,202
Sweden 0.0%
Swedbank AB, Expiration Date 10/6/2009* (a) (Cost $48,631)	10,800	21,302

Total Rights (Cost $48,631)		83,310
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.29% (e) (f) (Cost $1,566,456)	1,566,456	1,566,456
Cash Equivalents 1.7%
Cash Management QP Trust, 0.18% (e) (Cost $5,526,898)	5,526,898	5,526,898

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,480,524) †	99.4	321,479,606
Other Assets and Liabilities, Net	0.6	1,869,223

Net Assets	100.0	323,348,829

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $261,846,054. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $59,633,552. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $94,366,109 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,732,557.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $1,468,536 which is 0.5% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Security is listed in country of domicile. Significant business activities of company are in Argentina.
(d)	Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
VVPR: Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)
At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	12/17/2009	7	711,560	732,865	21,305
DJ Euro Stoxx 50 Index	12/18/2009	94	3,908,839	3,929,940	21,101
FTSE 100 Index	12/18/2009	24	1,933,547	1,952,685	19,138
Hang Seng Index	10/29/2009	3	405,152	404,417	(735)
TOPIX Index	12/11/2009	18	1,884,800	1,824,765	(60,035)
Total net unrealized appreciation	774
At September 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,965,000	EUR	1,345,823	12/16/2009	4,235	UBS AG
USD	1,671,000	JPY	153,424,368	12/16/2009	39,071	Royal Bank of Scotland PLC
USD	410,000	JPY	37,422,381	12/16/2009	7,111	Royal Bank of Scotland PLC
USD	20,000	SEK	140,489	10/6/2009	153	UBS AG
Total unrealized appreciation	50,570

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,020,000	EUR	693,633	12/16/2009	(5,062)	Citigroup, Inc.
USD	250,000	EUR	170,179	12/16/2009	(990)	UBS AG

USD	532,000	GBP	319,407	12/16/2009	(21,654)	Citigroup, Inc.
USD	300,000	GBP	184,646	12/16/2009	(4,973)	Royal Bank of Scotland PLC
Total unrealized depreciation	(32,679)

Currency Abbreviations
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

At September 30, 2009 the DWS EAFE Equity Index Fund had the following sector diversification:
	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Warrants & Rights
Financials	83,361,223	26.5%
Industrials	35,833,823	11.4%
Consumer Staples	30,649,939	9.7%
Consumer Discretionary	30,193,651	9.6%
Materials	29,397,077	9.4%
Health Care	25,742,667	8.2%
Energy	25,715,241	8.2%
Utilities	19,126,955	6.1%
Telecommunication Services	18,673,853	5.9%
Information Technology	15,691,823	5.0%
Total	314,386,252	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 25,682,822	$ —	$ 25,682,822
Austria	—	1,087,604	—	1,087,604
Belgium	0	3,146,953	—	3,146,953
Bermuda	—	189,766	—	189,766
Channel Islands	—	156,473	—	156,473
Cyprus	—	123,951	—	123,951
Denmark	—	2,901,770	—	2,901,770
Finland	—	3,840,710	—	3,840,710
France	57,806	32,417,690	—	32,475,496
Germany	—	25,606,730	—	25,606,730
Greece	—	1,970,279	—	1,970,279
Hong Kong	4,202	7,395,942	—	7,400,144
Ireland	—	1,153,562	—	1,153,562
Italy	—	11,628,513	—	11,628,513
Japan	—	66,940,732	2,450	66,943,182
Luxembourg	—	1,628,987	—	1,628,987
Malta	—	0	—	0
Mexico	—	57,365	—	57,365
Netherlands	—	14,073,379	—	14,073,379
New Zealand	—	382,689	—	382,689
Norway	—	2,022,277	—	2,022,277
Portugal	—	1,037,947	—	1,037,947
Singapore	—	4,084,761	1,314	4,086,075
Spain	—	15,180,167	—	15,180,167
Sweden	21,302	7,779,850	—	7,801,152
Switzerland	—	25,420,138	—	25,420,138
United Kingdom	—	58,388,121	—	58,388,121
Short-Term Investments(g)	1,566,456	5,526,898	—	7,093,354
Derivatives(h)	774	50,570	—	51,344
Total	$ 1,650,540	$ 319,876,646	$ 3,764	$ 321,530,950

Liabilities
Derivatives(h)	$ —	$ (32,679)	$ —	$ (32,679)
Total	$ —	$ (32,679)	$ —	$ (32,679)
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:
	Common Stocks and/or Other Equity Investments
Level 3 Reconciliation	Australia	Japan	Italy	Singapore	Total
Balance as of December 31, 2008	$ 367,645	$ 1,287	$ —	$ —	$ 368,932
Realized gains (loss)	3,158	—	1,352	—	4,510
Change in unrealized appreciation (depreciation)	117,480	1,163	—	1,314	119,957
Amortization premium/discount	—	—	—	—	—
Net purchase (sales)	43,380	—	(1,352)	0	42,028
Net transfers in (out) of Level 3	(531,663)	—	—	—	(531,663)
Balance as of September 30, 2009	$ —	$ 2,450	$ —	$ 1,314	$ 3,764

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009	$ —	$ 1,163	$ —	$ 1,314	$ 2,477

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 774	$ —
Foreign Exchange Contracts	$ —	$ 17,891

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009